As filed with the Securities and Exchange Commission on November 18, 2011

Registration Nos. 33-36528;
811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 146	☒

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 152	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

(888) 852-3922
(Registrant’s telephone number, including area code)

Brian S. Shlissel
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On November 18, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Explanatory Note: This Post-Effective Amendment (“PEA”) No. 146 the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 145 on Form N-1A filed October 31, 2011. This PEA No. 146 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 145 to the Trust’s Registration Statement.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 146 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 18th day of November, 2011.

ALLIANZ FUNDS

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Brian S. Shlissel	President	November 18, 2011
Brian S. Shlissel

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Maryann Bruce*	Trustee
Maryann Bruce

Theodore J. Coburn*	Trustee
Theodore J. Coburn

F. Ford Drummond*	Trustee
F. Ford Drummond

Udo Frank*	Trustee
Udo Frank

C. Kim Goodwin*	Trustee
C. Kim Goodwin

James S. MacLeod*	Trustee
James S. MacLeod

Name	Capacity	Date
John C. Maney*
John C. Maney	Trustee

Davey S. Scoon*
Davey S. Scoon	Trustee

Edward E. Sheridan*
Edward E. Sheridan	Trustee

W. Bryant Stooks*
W. Bryant Stooks	Trustee

Gerald M. Thorne*
Gerald M. Thorne	Trustee

James W. Zug*
James W. Zug	Trustee

* By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Attorney-In-Fact
Date: November 18, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase